Share Capital, Share Premium and Shares Held in Treasury - Additional Information (Detail)	1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2017 GBP (£) shares	Feb. 28, 2017 shares	Dec. 31, 2017 GBP (£) £ / shares shares	Dec. 31, 2017 GBP (£) € / shares shares	Dec. 31, 2016 GBP (£) shares	Dec. 31, 2015 GBP (£) shares
Disclosure of classes of share capital [line items]
Consideration amount for repurchases of shares | £			£ 700,000,000		£ 700,000,000	£ 500,000,000
Consideration amount for employee benefit trust shares purchased | £			39,000,000		29,000,000	£ 23,000,000
Employee benefit trust shares purchase amount | £	£ 82,000,000		£ 82,000,000	£ 82,000,000	£ 81,000,000
RELX PLC [member]
Disclosure of classes of share capital [line items]
Repurchase of ordinary shares			23,100,000		29,200,000	25,700,000
Average price paid per share repurchased | £ / shares			£ 16.04
Employee benefit trust shares purchased			1,200,000
Shares held by the employee benefit trust	3,493,817		3,493,817	3,493,817	4,229,442
Shares held in treasury	60,077,786		60,077,786	60,077,786	59,415,287
Shares held by the employee benefit trust at cost | £	£ 39,000,000		£ 39,000,000	£ 39,000,000	£ 38,000,000
Cancellation of treasury shares			22,500,000		33,700,000
Non-discretionary share repurchase commitment | £	£ 100,000,000
RELX PLC [member] | Events After Reporting Period [Member]
Disclosure of classes of share capital [line items]
Repurchase of ordinary shares		3,300,000
RELX NV [member]
Disclosure of classes of share capital [line items]
Repurchase of ordinary shares			21,400,000		26,100,000	15,800,000
Average price paid per share repurchased | € / shares				£ 17.57
Employee benefit trust shares purchased			1,300,000
Shares held by the employee benefit trust	3,775,905		3,775,905	3,775,905	4,519,358
Shares held in treasury	52,563,100		52,563,100	52,563,100	53,204,378
Shares held by the employee benefit trust at cost | £	£ 43,000,000		£ 43,000,000	£ 43,000,000	£ 43,000,000
Cancellation of treasury shares			22,000,000		30,000,000
RELX NV [member] | Events After Reporting Period [Member]
Disclosure of classes of share capital [line items]
Repurchase of ordinary shares		2,900,000
RELX PLC and RELX NV [member]
Disclosure of classes of share capital [line items]
Authorised amount for Share repurchase | £	£ 100,000,000